Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote	For 2024, the other NEOs are Julie N. Shamburger, T.L. Arnold, Jr., Brian K. McCabe and Keith Donahoe. For 2023, 2022 and 2021, the other NEOs are Ms. Shamburger, Tim Alexander, Mr. McCabe and Mr. Arnold. For 2020, the other NEOs are Ms. Shamburger, Mr. Alexander, Mr. McCabe and Mark Drennan.
Peer Group Issuers, Footnote	The peer group consists of the same companies included in our Form 10-K for the performance graph required by Item 201(e) of Regulation S-K. For 2020-2023, the peer group consisted of Cullen/Frost Bankers, Inc. (CFR), First Financial Bankshares, Inc. (FFIN), Hilltop Holdings (HTH), Independent Bank Group, Inc. (IBTX), Prosperity Bancshares, Inc. (PB), Texas Capital Bancshares, Inc. (TCBI) and Veritex Holdings, Inc. (VBTX). For 2024, the peer group consisted of the same peer companies used in prior years, excluding IBTX.
PEO Total Compensation Amount	$ 1,991,442	$ 2,134,717	$ 1,549,596	$ 1,442,701	$ 2,654,466
PEO Actually Paid Compensation Amount	$ 1,828,097	1,267,253	1,476,916	1,517,567	1,108,641
Adjustment To PEO Compensation, Footnote
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2024	PEO	$1,991,442	$277,612	$—	$422,505	$514,583	$27,200	$(5,011)	$1,828,097
	Other NEOs	787,699	20,352	—	116,343	141,723	8,787	(1,189)	800,325
2023	PEO	2,134,717	769,701	—	283,353	228,198	(26,882)	(15,726)	1,267,253
	Other NEOs	833,303	156,007	—	110,117	88,683	(10,409)	(7,365)	638,088
2022	PEO	1,549,596	—	—	271,144	242,428	(9,250)	(34,714)	1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
2020	PEO	2,654,466	1,572,177	198,992	—	—	(94,661)	(77,979)	1,108,641
	Other NEOs	1,014,518	481,273	80,415	3,684	3,739	(32,719)	(27,923)	553,073
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost thereafter. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividends equivalents accrued during the year of grant, valued as of fiscal year end. For 2024, the PSUs were adjusted to the expected performance (125%) as of period end. For all other reporting periods the PSUs reflect 100%.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period.
(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.

Non-PEO NEO Average Total Compensation Amount	$ 787,699	833,303	756,008	633,441	1,014,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 800,325	638,088	726,766	721,480	553,073
Adjustment to Non-PEO NEO Compensation Footnote
The table below shows the calculation and related adjustments for compensation actually paid.

Year	Executive	Summary Compensation Table Total	Subtract: Change in Pension Value	Add: Service Cost and Prior Service Cost (1)	Subtract: Equity Grants at Grant Date Fair Value	Add: Equity Awards Granted at Year-End Value (2)(3)	Add: Change in Value of Unvested Equity Awards (3)(4)	Add: Change in Value of Vested Equity Awards (3)(5)	Compensation Actually Paid
2024	PEO	$1,991,442	$277,612	$—	$422,505	$514,583	$27,200	$(5,011)	$1,828,097
	Other NEOs	787,699	20,352	—	116,343	141,723	8,787	(1,189)	800,325
2023	PEO	2,134,717	769,701	—	283,353	228,198	(26,882)	(15,726)	1,267,253
	Other NEOs	833,303	156,007	—	110,117	88,683	(10,409)	(7,365)	638,088
2022	PEO	1,549,596	—	—	271,144	242,428	(9,250)	(34,714)	1,476,916
	Other NEOs	756,008	—	—	106,333	95,050	(4,777)	(13,182)	726,766
2021	PEO	1,442,701	172,927	—	125,187	139,344	82,083	151,553	1,517,567
	Other NEOs	633,441	3,661	—	46,486	51,742	34,621	51,823	721,480
2020	PEO	2,654,466	1,572,177	198,992	—	—	(94,661)	(77,979)	1,108,641
	Other NEOs	1,014,518	481,273	80,415	3,684	3,739	(32,719)	(27,923)	553,073
(1)Reflects the actuarially determined service cost for services rendered by executives during the reported year (i.e. service cost). We note our Pension Plan was frozen effective December 31, 2020, thus no service cost thereafter. Additionally, there was no prior service cost in any of the reported years.
(2)The amount reported reflects equity awards granted during the fiscal year and dividends equivalents accrued during the year of grant, valued as of fiscal year end. For 2024, the PSUs were adjusted to the expected performance (125%) as of period end. For all other reporting periods the PSUs reflect 100%.
(3)NQSO grant date fair values were calculated using the Black-Scholes option pricing model as of the grant date. We note no NQSOs were granted in any of the years presented. NQSOs have been remeasured as of each measurement date using the stock price as of the measurement date and updated assumptions: expected term, volatility, dividend yield and risk-free rate as of the measurement date. RSU fair values are calculated using the stock price as of the grant date, and stock price was updated for each measurement period to reflect the stock price on such date. PSUs fair values are calculated using the stock price as of the grant date assuming target performance and was updated for each measurement period to reflect the stock price and expected payout levels as of such date.
(4)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to fiscal year end for the reporting period for equity awards. Dividend equivalents accrued in the year of the period presented are presented at fair value as of year end. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the fiscal year end for the reporting period.
(5)The amount reported reflects the increase (decrease) in fair value from prior fiscal year end to the vesting date in the reporting period. Dividend equivalents are included. Dividend equivalents accrued in the year of the period presented are presented at fair value as of the vest date. Dividend equivalents accrued in prior periods reflect the change in fair value from prior fiscal year end to the vesting date for the reporting period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measure
EPS
ROATCE
Loan Growth

Total Shareholder Return Amount	$ 105.10	98.91	108.56	121.77	87.26
Peer Group Total Shareholder Return Amount	131.64	110.86	119.01	129.55	101.71
Net Income (Loss)	$ 88,500,000	$ 86,700,000	$ 105,000,000.0	$ 113,400,000	$ 82,200,000
Company Selected Measure Amount | pURE	0.1492	0.1603	0.1856	0.1704	0.1379
PEO Name	Lee R. Gibson
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	ROATCE
Non-GAAP Measure Description	The company-selected measure is ROATCE, a non-GAAP measure. In calculating ROATCE, Southside adds back the after tax amortization expense to net income available to common shareholders and subtracts average intangible assets for the period from average shareholders’ equity.
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
PEO | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (277,612)	$ (769,701)	$ 0	$ (172,927)	$ (1,572,177)
PEO | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	198,992
PEO | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(422,505)	(283,353)	(271,144)	(125,187)	0
PEO | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,583	228,198	242,428	139,344	0
PEO | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,200	(26,882)	(9,250)	82,083	(94,661)
PEO | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,011)	(15,726)	(34,714)	151,553	(77,979)
Non-PEO NEO | Subtract: Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,352)	(156,007)	0	(3,661)	(481,273)
Non-PEO NEO | Add: Service Cost and Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	80,415
Non-PEO NEO | Subtract: Equity Grants at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,343)	(110,117)	(106,333)	(46,486)	(3,684)
Non-PEO NEO | Add: Equity Awards Granted at Year-End Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,723	88,683	95,050	51,742	3,739
Non-PEO NEO | Add: Change in Value of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,787	(10,409)	(4,777)	34,621	(32,719)
Non-PEO NEO | Add: Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,189)	$ (7,365)	$ (13,182)	$ 51,823	$ (27,923)